Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	As of	As of
	December 31,	December 31,
	2019	2020
Correspondent accounts with Central Bank of Russia (CBR)	3,261	3,467
Сash with banks and on hand	7,317	9,089
Short-term CBR deposits	30,500	32,800
Other short-term bank deposits	1,025	2,028
Less: Allowance for ECL	(2)	(2)
Total cash and cash equivalents	42,101	47,382

Schedule of cash and cash equivalents in different currencies

	As of	As of
	December 31, 2019	December 31, 2020
Russian ruble	36,594	40,040
Euro	2,021	3,407
US Dollar	2,618	2,847
Others	868	1,088
Total	42,101	47,382